SECURITIES, Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds		$ 48,736	$ 17,308	$ 64,103
Realized gains	[1]	192	218	354
Losses		136	3	53
Trading Securities, Realized Gain (Loss)		(60)	50	$ 260
Securities Disclosures [Abstract]
Pledged securities with book value		$ 0	$ 900
Shareholder equity threshold not exceeded by revenue or taxing authority amount		10.00%	10.00%
VISA Class B Shares [Member]
Gain and losses realized on sale of securities available for sale [Abstract]
Realized gains		$ 144
Number securities sold (in shares)		1,000

[1]	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.